Variable Interest Entity (“VIE”) (Details) - Schedule of Condensed Cash Flow Statement - Variable Interest Entity, Primary Beneficiary [Member]	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities	¥ 57,426,128	$ 8,556,505	¥ 31,877,089
Net cash used in investing activities	(28,795,961)	(4,290,604)	(40,313,501)
Net cash used in financing activities	(68,682,766)	(10,233,746)	(3,188,573)
Effect of exchange rate on cash and cash equivalents	50,613	7,541	(22,466)
Net decrease in cash and cash equivalents	(40,001,983)	(5,960,304)	(11,647,451)
Cash and cash equivalents, beginning of period	56,408,415	8,404,865	59,249,721
Cash, cash equivalents and restricted cash, end of period	¥ 16,406,429	$ 2,444,562	¥ 47,602,270